Segment and geographic information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment and geographic information
Note 17: - Segment and geographic information

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows for the years ended:

	December 31,
	2022	2021	2020
U.S.	$172,704	$154,360	$100,706
Europe	84,484	77,019	48,331
Asia Pacific	48,585	38,437	22,814
Rest of the world	28,153	24,991	15,715
Israel	3,440	2,855	1,944
	$337,366	$297,662	$189,510

Property and equipment, net and ROU assets by geographical areas was as follows:

	December 31,
	2022	2021
Israel	$13,714	$16,175
U.S. and other	1,023	2,107
	$14,737	$18,282